Finance income, net	9 Months Ended
Sep. 30, 2024
Financial Instruments [Abstract]
Finance income, net	Finance income, net
Finance income for the three and nine months ended September 30, 2024 and 2023 is comprised of:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Interest on acquisition related consideration	11	28	32	64
Interest on lease obligations	36	51	114	163
Interest income	(670)	(2,012)	(1,985)	(6,733)
	(623)	(1,933)	(1,839)	(6,506)